PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 8 - PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2025 and 2024, property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2025	2024
Electronic equipment	$-	$150,309
Office equipment	-	12,764
Leasehold improvement	-	-
Total property, plant and equipment	-	163,073
Less: accumulated depreciation	-	(154,541)
Total property, plant and equipment, net	$-	$8,532

Depreciation and amortization expenses for the years ended December 31, 2025, 2024 and 2023 were $191, $400 and $668, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company recognized loss of nil, nil and nil on disposed of property, plant and equipment in the consolidated statements of operations, respectively. There was no impairment recorded for these property, plant and equipment for the years ended December 31, 2025, 2024 and 2023.

The Company transferred all property, plant and equipment of Beijing Keen Sense on July 31, 2025. In addition, the Group disposed of all equity interests in AGM Beijing and Nanjing Lucun during the current period, and these two entities are no longer consolidated from their respective disposal dates. Consequently, the carrying amount of property, plant and equipment in the consolidated financial statements is nil as at period end.